Assets and Liabilities Held for Sale (Tables)	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Summary of Carrying Amounts of the Assets and Liabilities Transferred to the Joint Venture
The carrying amounts of the assets and liabilities transferred to the joint venture which resulted in a loss of control were as follows:

	Note	Amount
Current assets
Cash and cash equivalents		1,872
Accounts receivable		6,446
Prepaid expenses		1,169
Income tax and social contribution		60
Other recoverable taxes		893
Other assets		20

Total current assets		10,460
Non-current assets
Deferred tax asset – income tax and social contribution	24 d)	2,762
Property and equipment	11	1,731
Intangible assets	12	153,517

Total non-current assets		158,010

Assets held for sale		168,470

Current liabilities
Accounts payable to suppliers		941
Lease liability	15 b)	22
Labor obligations, vacation and social charges		2,696
Accounts payable - Related parties		821
Taxes and contributions payable		903
Other accounts payable		1,782

Total current liabilities		7,165
Non-current liabilities
Provisions		15,107

Total non-current liabilities		15,107

Liabilities held for sale		22,272